Debt (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended				12 Months Ended
	Jun. 30, 2014	Dec. 16, 2013	Sep. 30, 2013	Apr. 30, 2013	Feb. 01, 2015	Feb. 02, 2014	Feb. 03, 2013	Jun. 12, 2014	Sep. 03, 2013	Apr. 02, 2013
Debt Instrument [Line Items]
Redemption Price of Long-Term Debt					100.00%
Change of Control Redemption Price of Long-Term Debt					101.00%
Interest Costs Incurred [Abstract]
Interest Capitalized					$ 2	$ 2	$ 3
Maturities of Long-Term Debt [Abstract]
Maturities of Long-Term Debt for 2015					38
Maturities of Long-Term Debt for 2016					3,100
Maturities of Long-Term Debt for 2017					37
Maturities of Long-Term Debt for 2018					1,200
Maturities of Long-Term Debt for 2019					1,000
Maturities of Long-Term Debt for fiscal years thereafter					$ 11,500
5.25% Senior Notes due December 16, 2013 [Member]
Debt Instrument [Line Items]
Stated Percentage Interest Rate of Long-Term Debt		5.25%
Maturity Date of Long-Term Debt		Dec. 16, 2013
Repayments of Long-Term Debt		$ 1,250
5.40% Senior Notes due March 1, 2016 [Member]
Debt Instrument [Line Items]
Stated Percentage Interest Rate of Long-Term Debt					5.40%
Maturity Date of Long-Term Debt					Mar. 01, 2016
Frequency of Periodic Payment of Long-Term Debt					semi-annually on March 1 and September 1
2.25% Senior Notes due September 10, 2018 [Member]
Debt Instrument [Line Items]
Face Amount of Long-Term Debt									$ 1,150
Stated Percentage Interest Rate of Long-Term Debt					2.25%				2.25%
Maturity Date of Long-Term Debt			Sep. 10, 2018		Sep. 10, 2018
Unamortized Discount of Long-Term Debt									$ 1
Frequency of Periodic Payment of Long-Term Debt			semi-annually on March 10 and September 10		semi-annually on March 10 and September 10
2.00% Senior Notes due June 15, 2019 [Member]
Debt Instrument [Line Items]
Face Amount of Long-Term Debt								$ 1,000
Stated Percentage Interest Rate of Long-Term Debt					2.00%			2.00%
Maturity Date of Long-Term Debt	Jun. 15, 2019				Jun. 15, 2019
Unamortized Discount of Long-Term Debt								$ 4
Frequency of Periodic Payment of Long-Term Debt	semi-annually on June 15 and December 15				semi-annually on June 15 and December 15
3.95% Senior Notes due September 15, 2020 [Member]
Debt Instrument [Line Items]
Stated Percentage Interest Rate of Long-Term Debt					3.95%
Maturity Date of Long-Term Debt						Sep. 15, 2020
Frequency of Periodic Payment of Long-Term Debt					semi-annually on March 15 and September 15
4.40% Senior Notes due April 1, 2021 [Member]
Debt Instrument [Line Items]
Stated Percentage Interest Rate of Long-Term Debt					4.40%
Maturity Date of Long-Term Debt					Apr. 01, 2021
Frequency of Periodic Payment of Long-Term Debt					semi-annually on April 1 and October 1
2.70% Senior Notes due April 1, 2023 [Member]
Debt Instrument [Line Items]
Face Amount of Long-Term Debt										$ 1,000
Stated Percentage Interest Rate of Long-Term Debt					2.70%					2.70%
Maturity Date of Long-Term Debt				Apr. 01, 2023	Apr. 01, 2023
Unamortized Discount of Long-Term Debt										$ 2
Frequency of Periodic Payment of Long-Term Debt				semi-annually on April 1 and October 1	semi-annually on April 1 and October 1
3.75% Senior Notes due February 15, 2024 [Member]
Debt Instrument [Line Items]
Face Amount of Long-Term Debt									$ 1,100
Stated Percentage Interest Rate of Long-Term Debt					3.75%				3.75%
Maturity Date of Long-Term Debt			Feb. 15, 2024		Feb. 15, 2024
Unamortized Discount of Long-Term Debt									$ 6
Frequency of Periodic Payment of Long-Term Debt			semi-annually on February 15 and August 15		semi-annually on February 15 and August 15
5.875% Senior Notes due December 16, 2036 [Member]
Debt Instrument [Line Items]
Stated Percentage Interest Rate of Long-Term Debt					5.875%
Maturity Date of Long-Term Debt					Dec. 16, 2036
Frequency of Periodic Payment of Long-Term Debt					semi-annually on June 16 and December 16
5.40% Senior Notes due September 15, 2040 [Member]
Debt Instrument [Line Items]
Stated Percentage Interest Rate of Long-Term Debt					5.40%
Frequency of Periodic Payment of Long-Term Debt					semi-annually on March 15 and September 15
5.95% Senior Notes due April 1, 2041 [Member]
Debt Instrument [Line Items]
Stated Percentage Interest Rate of Long-Term Debt					5.95%
Maturity Date of Long-Term Debt					Apr. 01, 2041
Frequency of Periodic Payment of Long-Term Debt					semi-annually on April 1 and October 1
4.20% Senior Notes due April 1, 2043 [Member]
Debt Instrument [Line Items]
Face Amount of Long-Term Debt										$ 1,000
Stated Percentage Interest Rate of Long-Term Debt					4.20%					4.20%
Maturity Date of Long-Term Debt				Apr. 01, 2043	Apr. 01, 2043
Unamortized Discount of Long-Term Debt										$ 4
Frequency of Periodic Payment of Long-Term Debt					semi-annually on April 1 and October 1
4.875% Senior Notes due February 15, 2044 [Member]
Debt Instrument [Line Items]
Face Amount of Long-Term Debt									$ 1,000
Stated Percentage Interest Rate of Long-Term Debt					4.875%				4.875%
Maturity Date of Long-Term Debt			Feb. 15, 2044		Feb. 15, 2044
Unamortized Discount of Long-Term Debt									$ 15
Frequency of Periodic Payment of Long-Term Debt					semi-annually on February 15 and August 15
4.40% Senior Notes due March 15, 2045 [Member]
Debt Instrument [Line Items]
Face Amount of Long-Term Debt								$ 1,000
Stated Percentage Interest Rate of Long-Term Debt					4.40%			4.40%
Maturity Date of Long-Term Debt	Mar. 15, 2045				Mar. 15, 2045
Unamortized Discount of Long-Term Debt								$ 15
Frequency of Periodic Payment of Long-Term Debt	semi-annually on March 15 and September 15				semi-annually on March 15 and September 15
June 2014 Issuance [Member]
Debt Instrument [Line Items]
Unamortized Discount of Long-Term Debt								$ 19
Issuance Cost of Long-Term Debt	$ 14
September 2013 Issuance [Member]
Debt Instrument [Line Items]
Unamortized Discount of Long-Term Debt									$ 22
Issuance Cost of Long-Term Debt			$ 19
April 2013 Issuance [Member]
Debt Instrument [Line Items]
Unamortized Discount of Long-Term Debt										$ 6
Issuance Cost of Long-Term Debt				$ 15